Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Authorized shares of common stock	100,000	100,000
Par value of shares of common stock (in dollars per share)	$ 20	$ 20
Dividends paid	$ 3,753	$ 8,075	$ 3,890
Transfer of Gain	$ 3,666